Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt [Abstract]
Debt

6.            Debt

2015 Senior Secured Notes

On September 24, 2010, the Company completed an offering of $150.0 million senior secured notes at a coupon rate of 12.5% (the “Original Notes”) with a maturity date of October 1, 2015.  Interest on the Original Notes is payable in cash semi-annually in arrears on April 1 and October 1 of each year, which commenced on April 1, 2011, to holders of record at the close of business on the preceding March 15 or September 15.  Interest on the Original Notes is computed on the basis of a 360-day year of twelve 30-day months.  The Original Notes were sold at 99.086% of their face amount and were recorded at their discounted amount, with the discount to be amortized over the life of the notes.  The Company used a portion of the net proceeds from the offering to repay all outstanding indebtedness under the Amended Revolving Credit Facility (as defined below) and the remainder of the proceeds was used to fund a portion of our planned capital expenditures for development and drilling. On May 10, 2011, the Company closed an exchange offer registering substantially all of the Original Notes.

On July 15, 2011, the Company completed the issuance and sale of $50.0 million aggregate principal amount of additional 12.5% Senior Notes due 2015 (the “Additional Notes,” collectively with the Original Notes, the “Existing Notes”).  The Additional Notes are additional notes permitted under the indenture dated as of September 24, 2010, pursuant to which the Company initially issued the Original Notes, as supplemented by the First Supplemental Indenture dated as of July 15, 2011.    The Additional Notes were sold at 102.5% of their face amount and were recorded at their premium amount, with the premium to be amortized over the life of the notes.  The Additional Notes have identical terms, other than the issue date and issue price, and constitute part of the same series as the Original Notes.  On November 18, 2011, the Company closed an exchange offer registering all of the Additional Notes.

On April 11, 2013, the Company completed the issuance and sale of $50.0 million aggregate principal amount of additional 12.5% Senior Notes due 2015 (the “New Notes,” collectively with the Original Notes and the Additional Notes, the “Notes”).  The New Notes are additional notes permitted under the indenture dated as of September 24, 2010, pursuant to which the Company initially issued the Original and Additional Notes, as supplemented by the First Supplemental Indenture dated as of July 15, 2011 (the “First Supplemental Indenture”), the Second Supplemental Indenture dated as of April 11, 2013 (the “Second Supplemental Indenture”) and the Third Supplemental Indenture dated as of April 11, 2013 (the “Third Supplemental Indenture,” and together with the Base Indenture, First Supplemental Indenture and the Second Supplemental Indenture, the “Indenture”).  The New Notes have identical terms, other than the issue date and issue price, and constitute part of the same series as the Original and Additional Notes, although they bear a different CUSIP number than the Original and Additional Notes until they are no longer restricted securities under the Securities Act.  The New Notes are jointly and severally, and unconditionally, guaranteed (the “Guarantees”) on a senior secured basis by all of the Company’s existing and future domestic subsidiaries that guarantee the indebtedness under our Amended Revolving Credit Facility entered into on November 29, 2011 (collectively, the “Guarantors”).  The New Notes were sold at 103.0% of their face amount and were recorded at their premium amount, with the premium to be amortized over the life of the notes.  The Company received net proceeds from the issuance and sale of the New Notes of approximately $50.3 million, after underwriting fees and estimated offering expenses.  The Company used the net proceeds from the offering to repay existing indebtedness under the Company’s revolving credit facility and for general corporate purposes.

As of June 30, 2013, a total of $250.0 million notional amount of the Notes was outstanding.  The carrying amount of the Notes including unamortized premium and discount was $251.3 million as of June 30, 2013.  At June 30, 2013, the fair value of the Notes was estimated to be approximately $260.0 million, based on the prices the Notes have recently been quoted at in the market.

The Notes are guaranteed on a senior secured basis by each of our existing and future domestic subsidiaries that guarantee indebtedness under our amended revolving credit facility.  The Notes and the guarantees are secured by a security interest in substantially all of our and our existing future domestic subsidiaries’ (other than certain future unrestricted subsidiaries’) assets to the extent they constitute collateral under our Amended Revolving Credit Facility, subject to certain exceptions.  Pursuant to an Intercreditor Agreement, the lien securing the Notes is subordinated and junior to liens securing our Amended Revolving Credit Facility.

As of May 15, 2013, the Company was not in compliance with a non-financial covenant included within Section 4.03 of the Indenture as a result of the non-timely filing of its March 31, 2013 quarterly condensed consolidated financial statements on Form 10-Q.  The Indenture includes customary grace and cure periods of 120 days, and the violation was cured with the filing of the Company’s March 31, 2013 Form 10-Q on August 14, 2013.  Accordingly, no reclassification of the outstanding Notes to current liabilities was required.

Amended Revolving Credit Facility

The Company’s Third Amended and Restated Credit Agreement, as amended (the “Amended Revolving Credit Facility”) has a maturity date of July 1, 2015.  The borrowing base remains $62.5 million of which zero and $50.0 million were drawn at June 30, 2013 and at December 31, 2012.  The Credit Agreement governing the Amended Revolving Credit Facility includes covenants restricting certain of the Company’s financial ratios, including its current ratio and a debt coverage ratio, and a limitation on general and administrative expenses.  The covenants also include limitations on borrowings, investments and distributions.  The Company was in compliance with these debt covenants at June 30, 2013, with the following exception.  As of May 30, 2013, the Company was not in compliance with a non-financial covenant included within Section 6.2(b) of the Credit Agreement as a result of the non-timely filing of its March 31, 2013 quarterly condensed consolidated financial statements on Form 10-Q.  The Company received a waiver from its lenders through August 15, 2013 with respect to this violation, and it was cured with the filing of the Company’s March 31, 2013 Form 10-Q on August 14, 2013.  Accordingly, no reclassification of the outstanding obligation to current liabilities was required.

Promissory Note

The Company has a promissory note related to the construction of the Houston office building.  The balance was approximately $2.7 million at June 30, 2013 and at December 31, 2012.  The note requires monthly installments of principal and interest in the amount of approximately $27,000 until September 1, 2025. There are no covenant requirements under this promissory note.

Finance Agreement

During May 2013, the Company entered into an agreement to finance the premiums for its annual insurance policies.  At June 30, 2013,  $5.5 million was outstanding under this agreement.  The finance agreement requires monthly installments of principal and interest in the amount of approximately $0.6 million until April 1, 2014.  There are no covenant requirements under this agreement.

9.           Debt

2015 Senior Secured Notes

On September 24, 2010, we completed an offering of $150.0 million senior secured notes at a coupon rate of 12.5% (the "Original Notes") with a maturity date of October 1, 2015. Interest on the Original Notes is payable in cash semi-annually in arrears on April 1 and October 1 of each year, which commenced on April 1, 2011, to holders of record at the close of business on the preceding March 15 or September 15. Interest on the Original Notes is computed on the basis of a 360-day year of twelve 30-day months. The Original Notes were sold at 99.086% of their face amount and were recorded at their discounted amount, with the discount to be amortized over the life of the notes. The Company used a portion of the net proceeds from the offering to repay all outstanding indebtedness under the revolving credit facility and the remainder of the proceeds was used to fund a portion of our planned capital expenditures for development and drilling. On May 10, 2011, the Company closed an exchange offer registering substantially all of the Original Notes.

On July 15, 2011, the Company completed the issuance and sale of $50.0 million aggregate principal amount of additional 12.5% Senior Notes due 2015 (the "Additional Notes," collectively with the Original Notes, the "Notes"). The Additional Notes are additional notes permitted under the indenture dated as of September 24, 2010, pursuant to which the Company initially issued the Original Notes, as supplemented by the First Supplemental Indenture dated as of July 15, 2011. The Additional Notes were sold at 102.5% of their face amount and were recorded at their premium amount, with the premium to be amortized over the life of the notes. The Additional Notes have identical terms, other than the issue date and issue price, and constitute part of the same series as the initially issued notes. On November 18, 2011, the Company closed an exchange offer registering all of the Additional Notes.

The Notes are guaranteed on a senior secured basis by each of our existing and future domestic subsidiaries that guarantee indebtedness under our Amended Revolving Credit Facility. The Notes and the guarantees are secured by a security interest in substantially all of our and our existing future domestic subsidiaries' (other than certain future unrestricted subsidiaries') assets to the extent they constitute collateral under our Amended Revolving Credit Facility, subject to certain exceptions. Pursuant to an Intercreditor Agreement, the lien securing the notes is subordinated and junior to liens securing our Amended Revolving Credit Facility.

The senior notes contain typical restrictions on liens, mergers and sales of assets. Until October 1, 2014, the Company may redeem up to 35% of the aggregate principal amount of the 2015 Senior Secured Notes at a price equal to 112.50% of the principal amount, plus accrued and unpaid interest to the date of redemption, with the net cash proceeds of certain equity offerings. On or after October 1, 2014 until March 31, 2015, the Company may redeem some or all of the 2015 Senior Secured Notes at an initial redemption price equal to par value plus one-half the coupon plus accrued and unpaid interest to the date of redemption. On or after April 1, 2015, the Company may redeem some or all of the 2015 Senior Secured Notes at a redemption price equal to par plus accrued and unpaid interest to the date of redemption. The Company may also redeem some or all of the 2015 Senior Secured Notes at any time prior to October 1, 2014 at the “make-whole” prices and at any time on or after April 1, 2015 at par.    The Company was in compliance with all debt covenants related to the Notes at December 31, 2012.    As of May 15, 2013, the Company was not in compliance with a non-financial covenant included within Section 4.03 of the 2015 Senior Secured Notes Indenture regarding the non-timely filing of its consolidated financial statements.  The 2015 Senior Secured Notes Indenture includes customary grace and cure periods of 120 days, and it is probable that the violation will be cured within this period, thus preventing the obligation from becoming callable.  Accordingly, no reclassification of the outstanding 2015 Senior Secured Notes to current was required.

Amended Revolving Credit Facility

The Company’s Fourth Amended and Restated Credit Agreement, as amended (the “Amended Revolving Credit Facility”) has a maturity date of July 1, 2015.  The borrowing base is $62.5 million of which $50.0 million was drawn at December 31, 2012 and zero was drawn at December 31, 2011.  The Credit Agreement governing the Amended Revolving Credit Facility includes covenants restricting certain of the Company’s financial ratios, including its current ratio and a debt coverage ratio, and a limitation on general and administrative expenses.  The covenants also include limitations on borrowings, investments, and distributions.  The Company was in compliance with these debt covenants at December 31, 2012.  As of May 30, 2013, the Company was not in compliance with a non-financial covenant included within Section 6.2(b) of the Credit Agreement regarding the non-timely filing of its consolidated financial statements.  The Company has received a waiver from its lenders through August 15, 2013 with respect to this violation and anticipates the violation will be cured within this period.  Accordingly, no reclassification of the outstanding obligation to current was required.  The interest rate for borrowings under the Revolving Credit Facility is LIBOR plus 1%.  The Company also incurs a 0.5% per annum commitment fee charged on the unused portion of the Revolving Credit Facility.

Promissory Note

The Company has a promissory note with GE Commercial Finance Business Property Corporation (“GECF”) related to the construction of the Houston office building.  The balance was $2.7 million at December 31, 2012 and $2.9 million at December 31, 2011.  The GECF note requires monthly installments of principal and interest in the amount of approximately $27,000 until September 1, 2025.  There are no covenant requirements under this note.  The effective interest rate on this note was 7.05% at December 31, 2012 and 2011.

Finance Agreement

During May 2012, the Company entered into an agreement to finance the premiums for its annual insurance policies with Premium Assignment Corporation.  At December 31, 2012, $1.8 million was outstanding under this agreement.  The finance agreement requires monthly installments of principal and interest in the amount of approximately $0.6 million until April 1, 2013. There are no covenant requirements under this agreement. The effective interest rate on this agreement was 2.5% at December 31, 2012.  During 2011, the Company had a similar arrangement to finance the premiums for its annual insurance policies with Imperial Credit Corporation.  The effective interest rate on this agreement was 2.95% at December 31, 2011.

Long-term Debt Maturities

The future estimated maturities of long-term debt are as follows (in thousands):

Year ending December 31:

2013	1,975
2014	147
2015	250,158
2016	169
2017	182
Thereafter	1,927
Total	$254,558

Cash payments for interest totaled $26.2 million, $16.1 million and $3.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.